ASSETS ACQUISITION (Details Narrative) - shares			1 Months Ended
	Jan. 15, 2026	Jan. 15, 2026	Jan. 31, 2026	Nov. 19, 2025
ASSETS ACQUISITION
Common stock shares, issued		7,000,000	8,800,000	100,000
Ownership interest obtained	100.00%	100.00%
Asset acquisition description		As the Company (Dance Emotion Studios), being the accounting acquiree, does not meet the definition of a business according to ASC 805-10, the transaction is accounted for in accordance with ASC 805-50 as an acquisition of assets
Date of acquisition		January 15, 2026
Voting control obtained		98.59%